COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
2015	$ 2,003
2016	1,652
2017	1,552
2018	1,102
Total minimum annual rental payments	$ 6,309